Effect of Revision on Previously Reported Amounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Parent Company
Condensed Financial Statements, Captions [Line Items]
Effect of revision on net cash provided by (used in) operating activities, net	$ 7.1
Effect of revision on net cash provided by (used in) financing activities	(7.1)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Effect of revision on net cash provided by (used in) operating activities, net	15.5	10.4
Effect of revision on net cash provided by (used in) financing activities	(11.2)	(9.4)
Effect of revision on net cash used in investing activities	(4.3)	(1.0)
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Effect of revision on net cash provided by (used in) financing activities		282.4
Effect of revision on net cash used in investing activities		(282.4)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Effect of revision on net cash provided by (used in) operating activities, net	(22.6)	(10.4)
Effect of revision on net cash provided by (used in) financing activities	18.3	(273.0)
Effect of revision on net cash used in investing activities	$ 4.3	$ 283.4